Exception Grades
Run Date - 4/20/2026 5:50:50 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	409024970	XXXX		XXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for off sheet pricing.	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	Representative FICO: [redacted] Guideline Requirement: [redacted]	Originator, [redacted] Originator, [redacted]	Reviewer Comment (2025-10-17): Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. The representative FICO score exceeds the guideline minimum by at least [redacted] points. Client elects to waive. Buyer Comment (2025-10-16): Uploaded amended exception adding compensation factors.. Buyer Comment (2025-10-16): Approved Exception was included with loan file.. need clarification as to what is needed for B Grade..			XX/XX/XXXX	2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	409024923	XXXX		XXXX			Credit	Business Purpose	Guideline Issue	Business Purpose	Unable to determine # of Projects or Value of Projects. Please provide the necessary documentation.		Missing acquisition dates for the REOs listed on the credit application to confirm at least 1 year of experience.				Reviewer Comment (2025-10-29): Exception cleared, experience not required. Reviewer Comment (2025-10-29): Re-opened, waive by the client an error. Buyer Comment (2025-10-27): This loan is a Foreign National NONI- [redacted] year experience is not required on this program-	XX/XX/XXXX			1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	409025042	XXXX		XXXX			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		File is missing copy of final HUD-1 for the subject purchase transaction.				Reviewer Comment (2026-01-23): Updated HUD provided. Buyer Comment (2026-01-20): Final CD and encompass show borrower bringing in $[redacted], not $[redacted]. Uploaded snips, please clear Reviewer Comment (2026-01-15): HUD-1 provided; documented assets are short of required assets. Documented qualifying Assets were $[redacted] and required assets were $[redacted]. Buyer Comment (2026-01-14): uploaded fss Buyer Comment (2026-01-11): uploaded fss	XX/XX/XXXX			1	D	A	D	A	D	A	D	A	D	A		XX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	409025044	XXXX		XXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	HUD-1 provided; documented assets are short of required assets. Documented qualifying Assets were $[redacted] and required assets were $[redacted].				Reviewer Comment (2026-01-23): Update HUD provided Buyer Comment (2026-01-20): Final CD and encompass show borrower bringing in $[redacted], not $[redacted]. Uploaded snips, please clear	XX/XX/XXXX			1		A		A		A		A		A		XX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	409024966	XXXX		XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.	Mandatory escrow account not established on 1st lien mortgage loan.				Reviewer Comment (2026-01-15): Added in the extended rate lock with rate decrease Buyer Comment (2026-01-12): Mavent (included with credit file) shows HPML is passing, escrow account is not needed..	XX/XX/XXXX			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term
If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
If no escrow account was established at or before consummation, no cure available.
																																					C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	409033666	XXXX		XXXX			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of [redacted]% or Final Disclosure APR of [redacted]% is equal to or greater than the threshold of APOR [redacted]% + [redacted]%, or [redacted]%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2026-01-15): Added in the extended rate lock with rate decrease Buyer Comment (2026-01-12): We do not agree with finding. The APR on the Final CD shows [redacted] %, Mavent (included with credit file) shows passing HPML with APR of [redacted]%. Please review and advise..	XX/XX/XXXX			1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No